OPERATING LEASE - Maturities of lease liabilities (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2021	Mar. 31, 2021
Operating lease commitments
2022	¥ 19,142
2023	7,246
2024	5,886
Total operating lease payments	32,274
Less: imputed interest	(2,018)
Total operating lease liabilities	¥ 30,256	¥ 46,022